PACE Government Securities Fixed Income Investments (First Prospectus Summary) | PACE Government Securities Fixed Income Investments
PACE Government Securities Fixed Income Investments
Investment objective
Current income.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of
Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 105 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 202 of the fund's Statement of Additional Information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PACE Government Securities Fixed Income Investments (USD $)	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	0.75%	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%
Exchange fee	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PACE Government Securities Fixed Income Investments		Class A	Class C	Class Y
Management fees		0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses (includes administration fee of 0.10%)		0.28%	0.29%	0.34%
Total annual fund operating expenses		1.05%	1.56%	0.86%
Management fee waiver/expense reimbursements	[1]	0.08%	0.09%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	0.97%	1.47%	0.72%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to (1) waive its management fees through November 30, 2013 to the extent necessary to reflect the lower sub-advisory fee paid by UBS Global AM to Pacific Investment Management Company LLC, the fund's investment advisor; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2013 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.97% for Class A, 1.47% for Class C and 0.72% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions
your costs would be:	[1]
Expense Example PACE Government Securities Fixed Income Investments (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	545	761	996	1,668
Class C	225	484	841	1,849
Class Y	74	260	463	1,048

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PACE Government Securities Fixed Income Investments Class C	150	484	841	1,849

Portfolio turnover
The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1,046% of the average value of its portfolio.
Principal strategies
Principal investments

The fund invests in US government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to within two years (plus or minus)
of the effective duration of the fund's benchmark index, Barclays US
Mortgage-Backed Securities Index, as calculated by the investment advisor, which as of July 31, 2012 was 2.64 years. Duration is a measure of the fund's exposure to interest rate risk-a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government fixed income securities. There are different types of government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The fund may also invest in investment grade bonds of non-government issuers, including those backed by mortgages or other assets. These bonds generally have one of the two highest credit ratings, although the fund may invest to a limited extent in bonds with the third highest credit rating (or unrated bonds of equivalent quality).

The fund may invest in "to be announced" or "TBA" securities which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund may also invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The fund may engage in "short-selling" with respect to securities issued by the
US Treasury and certain TBA securities coupon trades. For example, the fund may hold or purchase TBA securities with one coupon and short sell TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management
(Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Pacific Investment Management Company
LLC ("PIMCO") currently serves as the fund's investment advisor. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed securities and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve and sector and prepayment exposure, as appropriate.
Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, such as Federal National Mortgage
Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie
Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Prepayment risk: The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer.

The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze"
can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Arbitrage trading risk: The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.
Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
The bar chart does not reflect the sales charges of the fund's Class
C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.
PACE Government Securities Fixed Income Investments Annual Total Returns of Class C Shares

Total return January 1 - September 30, 2012: 2.74% Best quarter during calendar years shown--3Q 2009: 3.57% Worst quarter during calendar years shown--2Q 2004: (1.32)%
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns PACE Government Securities Fixed Income Investments	Label	1 Year	5 Years	10 Years	Inception Date
Class A	Class A Return before taxes	0.43%	5.18%	4.61%	Jan. 31, 2001
Class C	Class C Return before taxes	3.98%	5.64%	4.57%	Dec. 04, 2000
Class C After Taxes on Distributions	Class C Return after taxes on distributions	2.94%	3.91%	3.11%	Dec. 04, 2000
Class C After Taxes on Distributions and Sales	Class C Return after taxes on distributions and sale of fund shares	2.61%	3.82%	3.06%	Dec. 04, 2000
Class Y	Class Y Return before taxes	5.53%	6.45%	5.40%	Feb. 02, 2001
Barclays US Mortgage-Backed Securities Index	Barclays US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)	6.23%	6.54%	5.69%

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.